The Company and Nature of Operations (Information of Subsidiaries and VIEs) (Tables)	12 Months Ended
Dec. 31, 2019
THE COMPANY AND NATURE OF OPERATIONS [Abstract]
Information of all subsidiaries and VIEs

Name of Entity	Date of Incorporation/acquisition	Place of Incorporation/ Acquisition	Effective Interest held
Subsidiaries:
For Sohu’s Business:
Sohu.com (Hong Kong) Limited (“Sohu HK”)	Incorporated on April 19, 2000	Hong Kong	100%
Beijing Sohu New Era Information Technology Co., Ltd. (“Sohu Era”)	Incorporated on July 25, 2003	People’s Republic of China	100%
Sohu.com (Search) Limited (“Sohu Search”)	Incorporated on October 28, 2005	Cayman Islands	100%
Beijing Sohu New Media Information Technology Co., Ltd. (“Sohu Media”)	Incorporated on June 19, 2006	People’s Republic of China	100%
Sohu.com (Game) Limited (“Sohu Game”)	Incorporated on February 11, 2008	Cayman Islands	100%
Beijing Sohu New Momentum Information Technology Co., Ltd. (“Sohu New Momentum”)	Incorporated on May 31, 2010	People’s Republic of China	100%
Fox Video Limited (“Sohu Video”)	Incorporated on July 26, 2011	Cayman Islands	100%
Fox Information Technology (Tianjin) Limited (“Video Tianjin”)	Incorporated on November 17, 2011	People’s Republic of China	100%
Sohu Focus Limited (“Sohu Focus”)	Incorporated on July 11, 2013	Cayman Islands	100%
For Sogou’s Business:
Sogou Inc. (“Sogou”)	Incorporated on December 23, 2005	Cayman Islands	34%
Sogou (BVI) Limited (“Sogou BVI”)	Incorporated on December 23, 2005	British Virgin Islands	34%
Beijing Sogou Technology Development Co., Ltd. (“Sogou Technology”)	Incorporated on February 8, 2006	People’s Republic of China	34%
Sogou Hong Kong Limited (“Sogou HK”)	Incorporated on December 12, 2007	Hong Kong	34%
Vast Creation Advertising Media Services Limited (“Vast Creation”)	Acquired on November 30, 2011	Hong Kong	34%
Beijing Sogou Network Technology Co., Ltd (“Sogou Network”)	Incorporated on March 29, 2012	People’s Republic of China	34%
Sogou (Shantou) Internet Microcredit Co., Ltd. (“Sogou Microcredit”)	Incorporated on November 22, 2017	People’s Republic of China	34%
Sogou (Hangzhou) Intelligent Technology Co., Ltd. (“Sogou Hangzhou”)	Incorporated on April 28, 2018	People’s Republic of China	34%
Shantou Ying Zhong Bai Fu Financing Guarantee Co., Ltd. (“Sogou Financing Guarantee”)	Incorporated on July 24, 2019	People’s Republic of China	34%
For Changyou’s Business:
Changyou.com Limited (“Changyou”)	Incorporated on August 6, 2007	Cayman Islands	67%
Changyou.com (HK) Limited (“Changyou HK”)	Incorporated on August 13, 2007	Hong Kong	67%
Beijing AmazGame Age Internet Technology Co., Ltd. (“AmazGame”)	Incorporated on September 26, 2007	People’s Republic of China	67%
Beijing Changyou Gamespace Software Technology Co., Ltd. (“Gamespace”)	Incorporated on October 29, 2009	People’s Republic of China	67%
Beijing Changyou Chuangxiang Software Technology Co., Ltd. (“Changyou Chuangxiang”)	Incorporated on November 8, 2016	People’s Republic of China	67%
VIEs:
For Sohu’s Business:
Beijing Century High-Tech Investment Co., Ltd. (“High Century”)	Incorporated on December 28, 2001	People’s Republic of China	100%
Beijing Heng Da Yi Tong Information Technology Co., Ltd. (“Heng Da Yi Tong”)	Incorporated on February 7, 2002	People’s Republic of China	100%
Beijing Sohu Internet Information Service Co., Ltd. (“Sohu Internet”)	Incorporated on July 31, 2003	People’s Republic of China	100%
Beijing Sohu Donglin Advertising Co., Ltd. (“Donglin”)	Incorporated on May 17, 2010	People’s Republic of China	100%
Tianjin Jinhu Culture Development Co., Ltd (“Tianjin Jinhu”)	Incorporated on November 24, 2011	People’s Republic of China	100%
Beijing Focus Interactive Information Service Co., Ltd. (“Focus Interactive”)	Incorporated on July 15, 2014	People’s Republic of China	100%
For Sogou’s Business:
Beijing Sogou Information Service Co., Ltd.(“Sogou Information”)	Incorporated on December 28, 2005	People’s Republic of China	34%
Chengdu Easypay Technology Co., Ltd. (“Chengdu Easypay”)	Incorporated on January 19, 2015	People’s Republic of China	34%
For Changyou’s Business:
Beijing Gamease Age Digital Technology Co., Ltd. (“Gamease”)	Incorporated on August 23, 2007	People’s Republic of China	67%
Shanghai ICE Information Technology Co., Ltd. (“Shanghai ICE”)	Acquired on May 28, 2010	People’s Republic of China	67%
Beijing Guanyou Gamespace Digital Technology Co., Ltd. (“Guanyou Gamespace”)	Incorporated on August 5, 2010	People’s Republic of China	67%